FAIR VALUE MEASUREMENTS - Changes in the fair value of financial liabilities (Details) - USD ($)	3 Months Ended			9 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2023
PIPE Forward Contract
FAIR VALUE MEASUREMENTS
Fair value as of beginning	$ 700,506	$ 1,334,616	$ 170,666	$ 170,666
Change in valuation inputs or other assumptions	(700,506)	(634,110)	1,163,950
Fair value as of ending		700,506	1,334,616
Bridge Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Fair value as of beginning	212,609	329,953	364,711	364,711
Change in valuation inputs or other assumptions	28,838	(117,344)	(34,758)
Fair value as of ending	241,447	212,609	$ 329,953	241,447
Investor Note - Bifurcated Derivative
FAIR VALUE MEASUREMENTS
Fair value as of beginning	27,601
Change in valuation inputs or other assumptions	(4,796)	3,099
Initial value of Investor Note - Bifurcated Derivative May 5, 2023		24,502
Fair value as of ending	$ 22,805	$ 27,601		$ 22,805